SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2001

                          JNL(Registered) SERIES TRUST

On pages 62, 66, 70, 73, 76, 80, 85, 89, 93, 96, 99,  103,  107,  110 and 113 of
the prospectus for the JNL Series Trust dated May 1, 2001, the second paragraph of the section entitled "Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraph:

David M. Blitzer, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2000. Prior to 2000, Mr. Tsui worked at J.P. Morgan for 19 years.



This Supplement is dated October 1, 2001.

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2001

                          JNL(Registered) SERIES TRUST

On page 40 of the prospectus for the JNL Series Trust dated May 1, 2001, the second and third paragraphs of the section entitled "Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraph:

David M. Blitzer, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2000. Prior to 2000, Mr. Tsui worked at J.P. Morgan for 19 years.

On pages 44, 48, 52, 55 and 58 of the prospectus for the JNL Series Trust dated May 1, 2001, the the second paragraph of the section entitled "Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraph:

David M. Blitzer, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2000. Prior to 2000, Mr. Tsui worked at J.P. Morgan for 19 years.


This Supplement is dated October 1, 2001.


(To be used with Form No. VC3656 Rev. 07/01 (Perspective).)

V3972 8/00

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2001

                          JNL(Registered) SERIES TRUST

On pages 35, 38 and 41 of the prospectus for the JNL Series Trust dated May 1, 2001, the second paragraph to the section entitled "Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraph:

David M. Blitzer, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2000. Prior to 2000, Mr. Tsui worked at J.P. Morgan for 19 years.



This Supplement is dated October 1, 2001.


(To be used with Form No. VC3723 Rev. 05/01 (Advantage).)

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

                          JNL(Registered) SERIES TRUST

On pages 36, 39, 43, 46, 49 and 52 of the prospectus for the JNL Series Trust dated May 1, 2001, the second paragraph of the section entitled "Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraph:

David M. Blitzer, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2000. Prior to 2000, Mr. Tsui worked at J.P. Morgan for 19 years.



This Supplement is dated October 1, 2001.


(To be used with Form No. VC3657 Rev. 05/01 (Advisors).)

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

                          JNL(Registered) SERIES TRUST

On pages 33, 36, 40, 43, 46 and 49 of the prospectus for the JNL Series Trust dated May 1, 2001, the second paragraph of the section entitled "Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraph:

David M. Blitzer, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2000. Prior to 2000, Mr. Tsui worked at J.P. Morgan for 19 years.



This Supplement is dated October 1, 2001.


(To be used with Form No. NV3784 Rev. 05/01 (NY Advisors).)

NV3971 8/00

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

             PERSPECTIVE FIXED AND VARIABLE ANNUITY(Registered) (NY)

                          JNL(Registered) SERIES TRUST

On page 40 of the prospectus for the JNL Series Trust dated May 1, 2001, the second and third paragraphs of the section entitled "Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraph:

David M. Blitzer, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2000. Prior to 2000, Mr. Tsui worked at J.P. Morgan for 19 years.

On pages 44, 48, 52, 55 and 58 of the prospectus for the JNL Series Trust dated May 1, 2001, the second paragraph of the section entitled "Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraph:

David M. Blitzer, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2000. Prior to 2000, Mr. Tsui worked at J.P. Morgan for 19 years.



This Supplement is dated October 1, 2001.

(To be used with Form No. NV3174CE Rev. 05/01(NY Perspective).)

NV3972 8/00